Employee benefits (Details 8)	12 Months Ended
	Dec. 31, 2011 USD denominated [Member] USD ($)	Dec. 31, 2010 USD denominated [Member] USD ($)	Dec. 31, 2009 USD denominated [Member] USD ($)	Dec. 31, 2011 EUR denominated [Member] EUR (€)	Dec. 31, 2010 EUR denominated [Member] EUR (€)	Dec. 31, 2009 EUR denominated [Member] EUR (€)
Share plan
Conditionally outstanding shares, Beginning balance	288,867			1,141,833
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	$ 26.22			€ 19.75
Granted	128,468			733,546
Granted, Weighted average grant date fair value	$ 39.00	$ 31.66	$ 29.11	€ 28.09	€ 23.51	€ 15.42
Vested/Issued	(51,547)			(322,545)
Vested/Issued, Weighted average grant date fair value	$ 27.02			€ 18.21
Forfeited	(83,492)			(42,019)
Forfeited, Weighted average grant date fair value	$ 24.00			€ 20.38
Conditionally outstanding shares, Ending balance	282,296	288,867		1,510,815	1,141,833
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	$ 32.55	$ 26.22		€ 24.11	€ 19.75